Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2013
Computer software and office and computer equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Computer software and office and computer equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Machinery and equipment, automobiles, furniture & fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Machinery and equipment, automobiles, furniture & fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	10 years
Installed Level 2 electric vehicle charging stations [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Installed Level 3 electric vehicle charging station [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years